TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Net operating loss and capital loss carry forward	$ 38,083	$ 37,126
Valuation allowance	(38,083)	(37,069)
Deferred tax asset		57
Deferred tax liability - increase in fair value of investment		(57)
Net deferred tax asset
Accumulated operating losses	30,556
Accumulated capital losses	$ 121,137